Non-financial assets and liabilities - Schedule of Movements Related to Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	$ 0	$ 0
Charged/(credited) to:
- profit or loss	191	212
- directly to equity	(191)	(212)
Ending balance	0	0
Tax losses (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	76,020	80,411
Charged/(credited) to:
- profit or loss	(1,227)	(4,179)
- directly to equity	(191)	(212)
Ending balance	74,602	76,020
Other Temporary Differences (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	11,972	7,831
Charged/(credited) to:
- profit or loss	1,171	4,141
- directly to equity	0	0
Ending balance	13,143	11,972
Intangible Assets (DTL)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	(87,992)	(88,242)
Charged/(credited) to:
- profit or loss	247	250
Ending balance	$ (87,745)	$ (87,992)